SCHEDULE OF OTHER LIABILITIES (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Other liabilities	$ 484,592	$ 734,933	$ 587,365
Employees and Related Institutions [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Other liabilities		60,000	96,516
Accrued Expenses [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Other liabilities		634,418	424,538
Operating Lease Liabilities [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Other liabilities		$ 40,515	$ 66,311